Insurance Receivable and Impairment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Leases Disclosure [Line Items]
Net investment in direct financing and sales-type leases	$ 2,903
Bad debt expense	2,574
Asset impairment charges	$ 35,345	$ 13,108	$ 8,891
Lease loss recovery period by insurance	180 days
Insurance receivable	$ 11,435
Proceeds From Sales
Leases Disclosure [Line Items]
Insurance receivable	8,796
Direct Cost
Leases Disclosure [Line Items]
Insurance receivable	1,685
Lease Rental Income
Leases Disclosure [Line Items]
Insurance receivable	955
Impairment to write off containers
Leases Disclosure [Line Items]
Impairment net of estimated insurance proceeds	8,815
Container Unrecoverable in Lessees Insolvency
Leases Disclosure [Line Items]
Asset impairment charges	$ 1,968